Leases - Schedule of Future Lease Payments Under Finance Leases (Details) - USD ($) $ in Thousands	Sep. 30, 2025	Dec. 31, 2024
Leases [Abstract]
Remainder of 2025	$ 1,197
2025/2026	8,981	$ 1,837
2026/2027	7,698	2,334
2027/2028	6,670	1,890
2028/2029	5,776	1,531
2029		788
Thereafter		0
Thereafter	1,932
Total undiscounted cash flows	32,254	8,380
Less: Imputed interest	(6,054)	(1,390)
Present value of lease liabilities	$ 26,200	$ 6,990